License agreements	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
License agreements	License agreements
License agreement with Scintomics GMBH (“SCI”)
In November 2019, the Company entered into a sublicense agreement with SCI (“SCI Agreement). Under the SCI Agreement, the Company was granted an exclusive, sublicensable, worldwide (other than the Middle East and Asia) license under SCI’s patent rights to use, develop, manufacture and commercialize any products arising from SCI’s patent rights related to PSMA ligands for imaging and endoradiotherapy. Under the SCI Agreement, the Company is obligated to make aggregate milestone payments to SCI of up to $26,800,000 (€23,500,000), upon the achievement of specified development and regulatory milestones. The Company is also obligated to pay a low-teens percentage royalty related to the annual net sales by the Company and any of its affiliates and sublicensees. Royalties will be paid by the Company on a country-by country basis beginning upon the first commercial sale in such country. There is also an additional low thirties percentage fee payable to SCI for monetary payments arising from the grant of a sublicense to a sublicensee or in the form of other benefits. The Company has the right to terminate the agreement, subject to a prior notice of five months, with a termination fee of approximately $1,400,000 (€1,250,000) unless the first milestone payment has already been paid. If the Company or SCI fails to comply with any of its obligations or otherwise breaches the agreement, the other party may terminate the agreement.
During the year ended December 31, 2021, the Company did not make any payments to SCI or recognize any research and development expenses under the SCI Agreement. During the year ended December 31, 2020 the Company made a payment to SCI of approximately $1,520,000 upon the achievement of a specified development milestone and recognized this amount as a research and development expense in its Consolidated Statements of Operations.
Research and license agreements with Bach Sciences LLC (“BACH”)
First BACH Agreement
In April 2020, the Company entered into a sublicense and collaboration agreement with BACH to develop and commercialize a radiopharmaceutical agent (“BACH Agreement). On September 24, 2021, POINT Biopharma Inc. entered into a third amendment (the “Third Amendment”) to that certain Exclusive Sublicense Agreement, dated April 2, 2020, between POINT Biopharma Inc. and BACH as amended by the First Amendment to Exclusive Sublicense Agreement, dated April 14, 2020, and the Second Amendment to Exclusive Sublicense Agreement, dated January 5, 2021 (collectively, the “Sublicense Agreement”). The Sublicense Agreement grants to POINT Biopharma Inc. an exclusive, sublicensable, worldwide license under BACH's patent rights to use, develop, manufacture and commercialize any products arising from the licensed technology. Pursuant to the Third Amendment, POINT Biopharma Inc. exercised its option (the “Commercialization Option”) under the Sublicense Agreement to acquire a worldwide exclusive, royalty bearing license to commercialize any products and processes from uses of patent rights for FAP-targeted radiopharmaceuticals. The Third Amendment also amended the Sublicense Agreement to provide the Company with the first option (the “Invention Option”) to acquire a worldwide exclusive royalty bearing license to BACH's patent rights, materials and know-how with respect to new inventions directed to FAP-targeted radiopharmaceuticals. As partial consideration for the exercise of the Commercialization Option and the grant of the Invention Option under the Third Amendment, POINT Biopharma Inc. paid, upon execution of the Sublicense Agreement, an option exercise fee of $3,250,000. POINT Biopharma Inc. is also required to make regular quarterly contributions up to a specified amount to BACH's specified research and development until June 1, 2022 and October 1, 2022, in each case, commencing on October 1, 2021. The Company is obligated to make the aggregate milestone payments of up to $8,000,000 to BACH upon the achievement of specified development and regulatory milestones and up to $38,000,000 upon the achievement of specified sales milestones under the BACH Agreement. The Company is also obligated to pay a low-teens percentage royalty related to the annual net sales of each licensed products or licensed process covered by a valid claim, but reduced to a single digit percentage royalty related to net sales in the absence of a Valid Claim by the Company and any of its affiliates and sublicensees based on its global sales. Royalties will be paid by the Company on a country-by country basis beginning upon the first commercial sale in such country. There is also an additional low- teens to mid-twenties percentage sublicense fee payable to BACH for monetary payments arising from a grant of a sub-license to a sub-licensee or in the form of other benefits, depending on the specified development stage of the product.
During the year ended December 31, 2021, the Company made a payment to BACH of $3,250,000 related to the Commercialization Option discussed above and recognized this amount as research and development expenses in its Consolidated Statements of Operations (December 31, 2020 – payments of $600,000 were recorded as research and development expenses). During the year ended December 31, 2021, the Company also made payments for the sponsored research agreements in the amount of $1,250,000 (December 31, 2020 – $750,000), which are recognized as research and development expenses in the Company’s Consolidated Statements of Operations.
Second BACH Agreement
In December 2020, the Company entered into a sublicense and collaboration agreement with BACH to develop and commercialize compounds that leverage a proprietary technology platform (“Second BACH Agreement’”). Under the Second BACH Agreement, the Company was granted an exclusive, sublicensable, worldwide license under BACH’s patent rights to use, develop, manufacture and commercialize any products arising from the patent related to the synthetic compound.
For an exclusive commercialization option, the Company paid an upfront fee of $200,000 in January 2021, which was recognized as research and development expense during the year ended December 31, 2020. The Company is further obligated to make aggregate milestone payments to BACH of up to $3,000,000 for the first product developed, upon the achievement of specified development and regulatory milestones and of up to $45,000,000 upon the achievement of specified sales milestones. For subsequent products, the Company is obligated to make a milestone payment to BACH of up to $1,000,000 for major market regulatory approval and of up to $45,000,000 upon the achievement of specified sales milestones. The Company is also obligated to pay a low-teens percentage royalty related to net sales of each licensed product or licensed process covered by a valid claim, but reduced to a single digit percentage royalty related to net sales in the absence of a valid claim. Royalty payments will be reduced in an amount equal to 100% of royalty fees paid to Avacta (defined below) for the same licensed product. Royalties will be paid by the Company on a country-by country basis beginning upon the first commercial sale in such country. There is also an additional low-teens to mid-twenties percentage sublicense fee payable to BACH for monetary payments arising from a grant of a sub-license to a sub-licensee or in the form of other benefits, depending on the specified development stage of the product.
During the year ended December 31, 2021, the Company made payments for the sponsored research agreement in the amount of $800,000 as a research and development expense (December 31, 2020 – the Company recognized the upfront fee of $200,000 as research and development expense).
License agreement with Avacta Lifesciences Limited (“Avacta”)
In December 2020, the Company entered into an agreement with Avacta (“Avacta Agreement”), which is directly related to the second BACH agreement above. Under the Avacta Agreement, the Company became a sublicensee of Avacta’s license for using intellectual property related to developing and marketing FAP-activated radiopharmaceutical agents. Under this agreement, the Company obtained an exclusive license of Avacta’s patent rights to use, develop, manufacture and commercialize any products arising from the patent. The Company has the right to grant sublicenses of its rights.
The Company is obligated to pay an upfront payment of $1,000,000 for the initial license fee. The Company is further obligated to make aggregate milestone payments to Avacta of up to $4,500,000, upon the achievement of specified development milestones for its first product and up to $3,000,000 each for any additional products developed with the technology upon reaching the specified development milestones. In addition, the Company is obligated to pay a milestone payment of $5,000,000 for each product for the regulatory milestone being approved in specified territories. The Company is also obligated to pay a single digit percentage royalty (subject to a reduction on certain conditions) related to the annual net sales by the Company, its affiliates or its sublicensees for each licensed product or license process and a single digit percentage royalty on a specified product arising out of the patents. The royalty rate will be reduced by 50% for net sales occurring in the U.S. if there is no valid claim at the time of sale. There is also an additional single digit percentage fee payable to Avacta for monetary payments arising from a grant of a sublicense to a sublicensee or in the form of other benefits.
During the year ended December 31, 2021, the Company recognized the last three installments of the initial license fee of $750,000 as a research and development expense (December 31, 2020 – the first installment of the initial license fee of $250,000 was recognized as a research and development expense).
License agreement with Canadian Molecular Probe Consortium (“CanProbe”)
In December 2020, the Company entered into a license agreement with CanProbe (“CanProbe Agreement”). Under the CanProbe Agreement, the Company was granted an exclusive, sublicensable and worldwide license under CanProbe’s patent rights to use, develop, manufacture and commercialize any products arising from a patent associated with the process for the production of 177Lu. Under the CanProbe Agreement, the Company paid an upfront fee of approximately $386,000 ($500,000 CAD) for the execution of the agreement and a further payment of approximately $188,000 ($250,000 CAD), which will be credited against the first milestone payment. The Company is obligated to make aggregate milestone payments to CanProbe of up to $2,573,000 ($3,250,000 CAD) upon the achievement of receiving marketing authorization milestones for specified territories. The Company is also obligated to pay a single digit royalty related to the annual net sales by the Company and any of its affiliates and sublicensees. Royalties will be paid by the Company on a country-by country basis beginning upon the first commercial sale in such country. There is also an additional low-teens percentage fee payable to CanProbe for monetary payments arising from a grant of a sublicense to a sublicensee or in the form of other benefits. In the event it is necessary for the Company or its sublicensees to sell the product in a sub-territory or to obtain a license and to pay royalties to one or more third parties on net-sales, and if the aggregate royalty burden payable is greater than a high single digit percent of net-sales, then the Company may reduce the royalty fees or sub-licensing fees for sales of such product by 50% of royalties actually paid to the third party on net sales of the product in the territory in the same royalty period.
During the year ended December 31, 2021, the Company did not make any payments to CanProbe or recognize any research and development expenses under the CanProbe Agreement (December 31, 2020 – the Company recognized the contract execution fees of $574,000 as research and development expense).
License agreement with Belgian Nuclear Research Centre (“SCK-CEN”)
On June 30, 2021, the Company entered into a license agreement with the Belgian Nuclear Research Centre (“SCK-CEN”). Under the SCK-CEN Agreement, the Company was granted a worldwide, royalty-bearing, non-exclusive, sublicensable license under SCK-CEN’s patent rights to develop, make, have made, use and import n.c.a 177Lu using SCK-CEN Technology. The Company is obligated to make aggregate milestone payments to SCK-CEN of up to $125,000 (€110,000) upon the achievement of certain technology implementation milestones. The Company is also obligated to make aggregate minimum royalty payments of $8,100,000 (€7,120,000) over the course of eight years commencing in 2023 with an annual cap of €6,300,000 over the same term. The Company did not record any costs in connection to this license agreement during the years ended December 31, 2021 and December 31, 2020.